18. Deferred taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	R$ 905,258	R$ 933,815	R$ 1,054,103	R$ 1,252,416
Deferred tax liabilities	(1,339,254)	(1,195,057)	(1,090,857)	(1,066,071)
Deferred tax assets (liabilities), net	(433,996)	(261,242)	R$ (36,754)	R$ 186,345
to be realized within 12 months
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	189,740	158,294
Deferred tax liabilities	(35,954)	(32,546)
to be realized after one year
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	715,518	775,521
Deferred tax liabilities	R$ (1,303,300)	R$ (1,162,511)